Selling and Administrative Expenses - Summary of Selling and Administrative Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Salaries	$ 2,920,145	$ 1,141,405	$ 2,348,048	$ 2,124,171	$ 2,712,236
Sundry allowances	52,576	57,297	110,106	91,199	79,529
Miscellaneous salaries			0	9,288	11,894
Severance benefit	143,531	99,964	198,097	158,813	228,936
Employee benefits	205,711	132,452	276,654	252,445	241,410
Travel expenses	147,128	176,755	314,736	268,660	209,412
Entertainment expenses	18,732	30,181	75,260	37,393	34,537
Communication expenses	6,974	8,259	22,156	14,593	17,502
Utilities	2,260	3,218	7,285	18,398	9,626
Electricity	32,736	24,449	64,427	52,249	46,764
Taxes and dues	48,098	56,518	120,438	121,199	274,993
Depreciation	135,228	147,364	303,608	411,596	479,139
Rent	175,754	182,295	363,459	195,134	71,008
Repairing cost	7,580	8,072	10,939	106,354	6,755
Insurance	723,853	19,396	212,261	27,816	33,332
Vehicle maintenance	4,862	7,283	11,313	4,574	10,797
Research and development expenses	109,496	142,249	750,309	300,486	927,206
Transportation	20,273	69,286	183,664	308,279	156,697
Training	77	797	828	12	2,240
Publication expenses	12,183	5,551	17,772	17,819	10,934
Packing charge			0	0	8,568
Office supplies	2,205	8,977	26,475	26,043	12,496
Consumable supplies	32,300	21,599	37,747	39,790	25,353
Commission	1,755,129	584,228	1,093,270	484,107	514,879
Professional fee	6,882,034	574,749	1,907,205	1,358,068	3,191,779
Advertisement expense	95,540	179,088	349,661	225,067	70,549
Export expense			0	0	7,149
Bad debt expenses	2,085,905	0	2,427,642	46,005	15,586,247
Product warranty expense	10,719	4,198	29,637	5,503	33,573
Miscellaneous expense	716	6,581	7,788	19,116	20,370
Amortization	4,323	877,499	1,750,177	1,412,799	1,046,403
Employee share compensation Cost	442,621	411,384	2,532,821	687,888	277,638
Safety			0	2,755	3,844
Total	$ 16,078,689	$ 4,981,094	$ 15,553,783	$ 8,827,619	$ 26,363,795